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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21308

                           The China-U.S. Growth Fund

              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003

          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31


Date of reporting period: July 31, 2004

ITEM 1.  Schedule of Investments.

The China-U.S. Growth Fund
Schedule of Investments(Unaudited)
July 31, 2004


Common Stocks-92.2%                                     SHARES           VALUE
                                                        ------           -----

UNITED STATES-51.8%

AEROSPACE & DEFENSE-2.4%
United Technologies Corporation                            6,200        $579,700
                                                                        --------

COMMERCIAL BANKS-1.4%
UCBH Holdings, Inc.                                        8,600         336,174
                                                                         -------

BEVERAGES-1.7%
Anheuser-Busch Companies, Inc.                             7,900         410,010
                                                                         -------

COMMUNICATION EQUIPMENT-2.0%
QUALCOMM Inc.*                                             7,100         490,468
                                                                         -------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.9%
Thermo Electron Corporation*                               8,600         221,192
                                                                         -------

ENERGY EQUIPMENT & SERVICES-3.3%
National-Oilwell, Inc.*                                    7,400         247,530
Schlumberger Limited                                       8,600         553,152
                                                                         -------
                                                                         800,682
                                                                         -------

FOOD & BEVERAGES-2.5%
Yum! Brands, Inc.*                                        16,000         614,240
                                                                         -------

FOOD PRODUCTS-1.9%
Archer-Daniels-Midland Co.                                29,800         459,814
                                                                         -------

HOTELS, RESTAURANTS & LEISURE-2.1%
Wynn Resorts, Limited*                                    13,900         497,342
                                                                         -------

INSURANCE-2.5%
American International Group, Inc.                         8,400         593,460
                                                                         -------

INTERNET SOFTWARE & SERVICES-3.4%
Netease.com Inc.* ADR#                                     8,636         321,691
Tom Online Inc. ADR*#                                     36,500         490,560
                                                                         -------
                                                                         812,251
                                                                         -------

INFORMATION TECHNOLOGY  SERVICES-3.1%
Lionbridge Technologies, Inc.*                            98,700         734,328
                                                                         -------

MACHINERY-2.5%
Caterpillar Inc.                                           8,100         595,269
                                                                         -------

MACHINERY-2.3%
Danaher Corporation                                       10,900         552,085
                                                                         -------

METALS & MINING-3.9%
Phelps Dodge Corporation                                   5,200         405,288
Schnitzer Steel Industries, Inc. Cl. A                    17,600         544,368
                                                                         -------
                                                                         949,656
                                                                         -------

OIL & GAS-1.9%
Teekay Shipping Corporation                               11,500         457,470
                                                                         -------

PERSONAL PRODUCTS-2.5%
Avon Products, Inc.                                       14,000         602,140
                                                                         -------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.6%
Axcelis Technologies, Inc.*                               45,900         428,247
Taiwan Semiconductor Manufacturing
  Company Ltd. ADR#                                       60,387         429,954
                                                                         -------
                                                                         858,201
                                                                         -------

SOFTWARE-3.7%
Kongzhong Corporation ADR#                                13,259         118,681
PalmSource, Inc.*                                         38,000         769,880
                                                                         -------
                                                                         888,561
                                                                         -------

TEXTILES, APPAREL & LUXURY GOODS-4.2%
Fossil, Inc.*                                             12,800         309,632
NIKE, Inc.  Cl. B                                          6,700         487,157
Quiksilver,  Inc.*                                        10,000         215,600
                                                                         -------
                                                                       1,012,389
                                                                      ----------

Total United States(Cost $12,434,775)                                 12,465,432
                                                                      ----------

CHINA-30.5%
ADVERTISING-2.1%
HC International, Inc.                                 2,262,000         516,213
                                                                         -------

AIR FREIGHT & LOGISTICS-1.2%
Sinotrans Limited                                        813,000         276,219
                                                                         -------

AUTO EQUIPMENT & SERVICES-.9%
Weifu High-Technology Co., Ltd. Cl. B                    255,100         224,363
                                                                         -------

AUTOMOTIVE-1.6%
Chongqing Changan Automobile Co., Ltd. Cl. B             598,880         373,926
                                                                         -------

BEVERAGES-.7%
Yantai Changyu Pioneer Wine Company Ltd.                 204,516         168,599
                                                                         -------

CHEMICALS-.9%
Beijing Yanhua Petrochemical Company                     314,000         114,734
Sinopec Shanghai Petrochemical Company                   316,000         112,426
                                                                         -------
                                                                         227,160
                                                                         -------

COMMERCIAL SERVICES & SUPPLIES-1.2%
China Resources Logic Limited                          2,540,000         276,802
                                                                         -------

DIVERSIFIED TELECOMMUNICATION SERVICES-1.6%
China Telecom Corporation Limited Cl. H                1,186,000         395,343
                                                                         -------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.9%
BOE Technology Group Co., Ltd.                           204,300         112,368
Guangdong Kelon Electrical Holdings Company Limited      267,000         112,109
                                                                         -------
                                                                         224,477
                                                                         -------

FOOD & BEVERAGES-1.8%
China Mengiu Dairy Co. Ltd.                              697,000         440,104
                                                                         -------

FOOD PRODUCTS-.9%
COFCO International Ltd.                                 512,000         211,698
                                                                         -------

INDUSTRIAL CONGLOMERATES-3.7%
China Merchants Holdings International
  Company Limited                                        348,000         488,551
China Resources Enterprises Limited                      318,000         391,395
                                                                         -------
                                                                         879,946
                                                                         -------

MACHINERY-2.2%
Weichai Power Co., Ltd.                                  297,000         531,187
                                                                         -------

METAL FABRICATING-.9%
Jiangxi Copper Co. Ltd.                                  468,000         225,006
                                                                         -------

OIL & GAS-4.2%
China Petroleum & Chemical Corp.                         734,000         287,020
PetroChina Company Limited Cl. H                         960,000         476,935
Sinopec Zhenhai Refining Company Cl. H                   224,000         238,365
                                                                         -------
                                                                       1,002,320
                                                                       ---------

TEXTILES & APPAREL-1.4%
Weiqiao Textile Company Ltd.                             227,000         336,143
                                                                         -------

TRANSPORTATION-1.5%
Cosco Pacific Limited                                    260,000         370,009
                                                                         -------

WIRELESS TELECOMMUNICATION SERVICES-2.8%
China Mobile (Hong Kong) Litd.                            99,500         288,940
China Unicom Limited                                     514,000         385,510
                                                                         -------
                                                                         674,450
                                                                         -------

Total China (Cost $7,589,601)                                          7,353,965
                                                                       ---------

HONG KONG-9.9%

ADVERTISING-1.3%
SEEC Media Group Limited*                              5,326,000         314,105
                                                                         -------

BEVERAGES-.6%
Yantai North Andre Juice Co.                           1,335,000         140,350
                                                                         -------

FOOD PRODUCTS-1.4%
Global Bio-chem Technology Group Company Limited         432,000         335,086
                                                                         -------

HOUSEHOLD DURABLES-2.4%
Skyworth Digitial Holdings Ltd.                        1,656,000         461,781
Techtronic Industries Company Limited                     75,000         111,541
                                                                         -------
                                                                         573,322
                                                                         -------

OIL & GAS-1.3%
Titan Petrochemicals Group Ltd.                        5,000,000         314,111
                                                                         -------

REAL ESTATE-1.4%
The Wharf (Holdings) Limited                              74,000         227,698
Wheelock and Company Limited                              86,000         111,913
                                                                         -------
                                                                         339,611
                                                                         -------

SOFTWARE-.5%
Kingdee International Software Group Company Limited     378,000         115,099
                                                                         -------

SPECIALTY RETAIL-1.0%
Giordano International Limited                           394,000         238,679
                                                                         -------

Total Hong Kong (Cost $2,569,997)                                      2,370,363
                                                                       ---------

Total Common Stocks($22,594,373)                                      22,189,760
                                                                      ----------
                                                      PRINCIPAL
Short-Term Investments-5.8%                            AMOUNT
U.S. Agency Obligations                               ---------
Federal Home Loan Banks, 1.23%, 8/2/04
 (Cost $1,399,904)                                    $1,400,000       1,399,904
                                                                       ---------


Total Investments (Cost $23,994,277)(a)                    98.0%      23,589,664

Other Assets in Excess of liabilities                        2.0         493,499
                                                             ---         -------

Net Assets                                                100.0%      24,083,163
                                                     ===========    ============

*     Non-income producing securities.

#     American Depositary Receipts.

(a) At July 31, 2004, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $23,994,277, amounted to $404,613 which consisted of aggregate gross unrealized appreciation of $760,209 and aggregate gross unrealized depreciation of $1,164,822.

ITEM 2.  Controls and Procedures.
(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The China-U.S. Growth Fund

By /s/Dan C. Chung

Dan C. Chung

President

Date: September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Dan C. Chung

President

Date: September 27, 2004

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: September 27, 2004